Exhibit 99.1

World Omni Auto Receivables Trust 2019-C

Monthly Servicer Certificate

December 31, 2019

Dates Covered
Collections Period	12/01/19 - 12/31/19
Interest Accrual Period	12/16/19 - 01/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/19	1,022,673,132.74	47,088
Yield Supplement Overcollateralization Amount 11/30/19	42,070,522.52	0
Receivables Balance 11/30/19	1,064,743,655.26	47,088
Principal Payments	30,919,020.33	597
Defaulted Receivables	369,877.15	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/19	40,268,673.20	0
Pool Balance at 12/31/19	993,186,084.58	46,478

Pool Statistics	$ Amount	# of Accounts
Pool Factor	91.82%
Prepayment ABS Speed	1.29%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	6,772,412.76	291
Past Due 61-90 days	1,573,838.77	65
Past Due 91-120 days	366,743.93	16
Past Due 121+ days	0.00	0
Total	8,712,995.46	372

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.84%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.19%
Delinquency Trigger Occurred	NO

Recoveries	184,708.72
Aggregate Net Losses/(Gains) - December 2019	185,168.43
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.21%
Prior Net Losses Ratio	0.16%
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.03%

Overcollateralization Target Amount	11,421,639.97
Actual Overcollateralization	11,421,639.97
Weighted Average APR	4.59%
Weighted Average APR, Yield Adjusted	6.44%
Weighted Average Remaining Term	59.09

Flow of Funds	$ Amount

Collections	35,215,538.76
Investment Earnings on Cash Accounts	16,718.61
Servicing Fee	(887,286.38)
Transfer to Collection Account	-
Available Funds	34,344,970.99

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,571,020.30
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	2,720,626.46
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	16,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	11,421,639.97
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,339,884.26

Total Distributions of Available Funds	34,344,970.99

Servicing Fee	887,286.38
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 12/16/19	1,012,106,711.04
Principal Paid	30,342,266.43
Note Balance @ 01/15/20	981,764,444.61

Class A-1
Note Balance @ 12/16/19	172,196,711.04
Principal Paid	30,342,266.43
Note Balance @ 01/15/20	141,854,444.61
Note Factor @ 01/15/20	59.7734892%

Class A-2a
Note Balance @ 12/16/19	309,240,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	309,240,000.00
Note Factor @ 01/15/20	100.0000000%

Class A-2b
Note Balance @ 12/16/19	65,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	65,000,000.00
Note Factor @ 01/15/20	100.0000000%

Class A-3
Note Balance @ 12/16/19	336,770,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	336,770,000.00
Note Factor @ 01/15/20	100.0000000%

Class A-4
Note Balance @ 12/16/19	80,300,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	80,300,000.00
Note Factor @ 01/15/20	100.0000000%

Class B
Note Balance @ 12/16/19	32,400,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	32,400,000.00
Note Factor @ 01/15/20	100.0000000%

Class C
Note Balance @ 12/16/19	16,200,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	16,200,000.00
Note Factor @ 01/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,662,820.30
Total Principal Paid	30,342,266.43
Total Paid	32,005,086.73

Class A-1
Coupon	1.90481%
Interest Paid	273,335.01
Principal Paid	30,342,266.43
Total Paid to A-1 Holders	30,615,601.44

Class A-2a
Coupon	1.96000%
Interest Paid	505,092.00
Principal Paid	0.00
Total Paid to A-2a Holders	505,092.00

Class A-2b
One-Month Libor	1.73975%
Coupon	1.96975%
Interest Paid	106,694.79
Principal Paid	0.00
Total Paid to A-2b Holders	106,694.79

Class A-3
Coupon	1.96000%
Interest Paid	550,057.67
Principal Paid	0.00
Total Paid to A-3 Holders	550,057.67

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.5436075
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.1669341
Total Distribution Amount	29.7105416

A-1 Interest Distribution Amount	1.1517572
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	127.8538110
Total A-1 Distribution Amount	129.0055682

A-2a Interest Distribution Amount	1.6333333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	1.6333333

A-2b Interest Distribution Amount	1.6414583
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	1.6414583

A-3 Interest Distribution Amount	1.6333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6333333

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	89.66
Noteholders' Third Priority Principal Distributable Amount	533.91
Noteholders' Principal Distributable Amount	376.43

Account Balances	$ Amount

Reserve Account
Balance as of 12/16/19	2,699,840.43
Investment Earnings	3,899.65
Investment Earnings Paid	(3,899.65)
Deposit/(Withdrawal)	-
Balance as of 01/15/20	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43